Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 29, 2024
Prospectus Date	Feb. 29, 2024
Vaughan Nelson Emerging Markets Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	ADVKX
Vaughan Nelson Emerging Markets Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	ADVMX
Vaughan Nelson International Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	ADVJX
Vaughan Nelson International Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ADVLX